Convertible Notes (Details Narrative) - USD ($)						1 Months Ended					6 Months Ended		12 Months Ended
	Feb. 28, 2023	Apr. 28, 2022	Dec. 20, 2021	Aug. 19, 2021	Mar. 27, 2020	Feb. 28, 2023	Sep. 30, 2022	Apr. 30, 2022	Dec. 31, 2021	Aug. 31, 2021	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2023	May 31, 2022
Short-Term Debt [Line Items]
Interest rate									5.00%						5.00%	9.00%
Proceeds from notes payable												$ 100,000	$ 100,000
Shares issued in debt conversion														205,984
Principal balance									$ 49,000						$ 49,000	$ 100,000
Debt converted														$ 226,138
Convertible Bridge Notes [Member]
Short-Term Debt [Line Items]
Proceeds from notes payable														$ 991,000
Shares issued in debt conversion	269,513					269,513
Maturity date							Oct. 31, 2022
Conversion discount rate							20.00%
Conversion price														$ 4.27
Convertible Bridge Notes And Warrants [Member]
Short-Term Debt [Line Items]
Original issuance discount rate		10.00%
Proceeds from notes payable		$ 775,000
Fees expense		91,000
Warrant [Member]
Short-Term Debt [Line Items]
Warrant description							The agreement provided for the warrants to be exercisable for a period of five years from issuance at an exercise price equal to 110% of the IPO price or, if the Company failed to complete the IPO before October 22, 2022, 90% of the IPO price
Nonrelated Party [Member] | Convertible Bridge Notes And Warrants [Member]
Short-Term Debt [Line Items]
Original issuance discount rate							10.00%
Proceeds from notes payable							$ 25,000
Related Party [Member] | Convertible Bridge Notes And Warrants [Member]
Short-Term Debt [Line Items]
Sale of stock value		$ 100,000
Convertible Loan Agreement [Member]
Short-Term Debt [Line Items]
Loan principal amount outstanding										$ 195,000
Original issuance discount rate										5.00%
Shares issued in debt conversion						21,747
Convertible Loan Agreement [Member] | Maryland Technology Development Corporation [Member]
Short-Term Debt [Line Items]
Interest rate					6.00%
Shares issued in debt conversion														205,984
Principal balance					$ 200,000
Maturity date					Sep. 27, 2021
Debt converted														$ 226,138
Fully diluted equity					$ 5,000,000
Convertible Loan Agreement [Member] | Nonrelated Party [Member]
Short-Term Debt [Line Items]
Loan principal amount outstanding										$ 195,000				195,000
Original issuance discount rate										5.00%
Interest rate										9.00%
Proceeds from notes payable														123,000	$ 72,000
Maturity date										Feb. 09, 2022
Conversion discount rate										20.00%
Accrued interest														$ 35,078
Warrants issued														195,000			225,000
Exercise price														$ 1.00			$ 2.50
Warrants term														5 years
Convertible Loan Agreement [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Loan principal amount outstanding				$ 99,900
Original issuance discount rate				5.00%
Interest rate				9.00%
Shares issued in debt conversion	21,747
Warrants issued	99,000					99,000
Exercise price	$ 1.00					$ 1.00
Loan Agreement [Member] | Nonrelated Party [Member]
Short-Term Debt [Line Items]
Original issuance discount rate			10.00%						10.00%
Interest rate			6.00%						6.00%						6.00%
Proceeds from notes payable			$ 25,000					$ 1,000,000	$ 25,000
Shares issued in debt conversion			6,939						6,939
Maturity date			Dec. 19, 2022
Warrants issued			355,114